united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2025

Item 1. Reports to Stockholders.

(a)        Tailored Shareholder Report

Catalyst Dynamic Alpha Fund

Class A (CPEAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$115,876,723
  Number of Portfolio Holdings37
  Advisory Fee (net of waivers)$537,530
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.2%
Money Market Funds	0.7%
Consumer Staples	2.3%
Energy	3.9%
Collateral for Securities Loaned	5.0%
Health Care	9.9%
Consumer Discretionary	11.9%
Financials	12.7%
Communications	15.0%
Industrials	17.4%
Technology	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	7.1%
Amphenol Corporation, Class A	6.3%
Flex Ltd.	5.3%
Mount Vernon Liquid Assets Portfolio	5.0%
Amazon.com, Inc.	4.7%
American Express Company	4.3%
Alphabet, Inc., Class A	4.0%
Corning, Inc.	3.9%
Ralph Lauren Corporation	3.6%
Cardinal Health, Inc.	3.6%

Catalyst Dynamic Alpha Fund - Class A (CPEAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CPEAX

Catalyst Dynamic Alpha Fund

Class C (CPECX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$115,876,723
  Number of Portfolio Holdings37
  Advisory Fee (net of waivers)$537,530
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.2%
Money Market Funds	0.7%
Consumer Staples	2.3%
Energy	3.9%
Collateral for Securities Loaned	5.0%
Health Care	9.9%
Consumer Discretionary	11.9%
Financials	12.7%
Communications	15.0%
Industrials	17.4%
Technology	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	7.1%
Amphenol Corporation, Class A	6.3%
Flex Ltd.	5.3%
Mount Vernon Liquid Assets Portfolio	5.0%
Amazon.com, Inc.	4.7%
American Express Company	4.3%
Alphabet, Inc., Class A	4.0%
Corning, Inc.	3.9%
Ralph Lauren Corporation	3.6%
Cardinal Health, Inc.	3.6%

Catalyst Dynamic Alpha Fund - Class C (CPECX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CPECX

Catalyst Dynamic Alpha Fund

Class I (CPEIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$115,876,723
  Number of Portfolio Holdings37
  Advisory Fee (net of waivers)$537,530
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.2%
Money Market Funds	0.7%
Consumer Staples	2.3%
Energy	3.9%
Collateral for Securities Loaned	5.0%
Health Care	9.9%
Consumer Discretionary	11.9%
Financials	12.7%
Communications	15.0%
Industrials	17.4%
Technology	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	7.1%
Amphenol Corporation, Class A	6.3%
Flex Ltd.	5.3%
Mount Vernon Liquid Assets Portfolio	5.0%
Amazon.com, Inc.	4.7%
American Express Company	4.3%
Alphabet, Inc., Class A	4.0%
Corning, Inc.	3.9%
Ralph Lauren Corporation	3.6%
Cardinal Health, Inc.	3.6%

Catalyst Dynamic Alpha Fund - Class I (CPEIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CPEIX

Catalyst Energy Infrastructure Fund

Class A (MLXAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$327,542,994
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$2,293,652
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Energy	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Energy	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	10.1%
Cheniere Energy, Inc.	9.9%
Targa Resources Corporation	9.9%
NextDecade Corporation	7.5%
Venture Global, Inc., Class A	6.0%
ONEOK, Inc.	4.7%
Pembina Pipeline Corporation	4.6%
Kinder Morgan, Inc.	4.6%
Enbridge, Inc.	4.6%
Williams Companies, Inc. (The)	4.6%

Catalyst Energy Infrastructure Fund - Class A (MLXAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-MLXAX

Catalyst Energy Infrastructure Fund

Class C (MLXCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$327,542,994
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$2,293,652
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Energy	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Energy	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	10.1%
Cheniere Energy, Inc.	9.9%
Targa Resources Corporation	9.9%
NextDecade Corporation	7.5%
Venture Global, Inc., Class A	6.0%
ONEOK, Inc.	4.7%
Pembina Pipeline Corporation	4.6%
Kinder Morgan, Inc.	4.6%
Enbridge, Inc.	4.6%
Williams Companies, Inc. (The)	4.6%

Catalyst Energy Infrastructure Fund - Class C (MLXCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-MLXCX

Catalyst Energy Infrastructure Fund

Class I (MLXIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$327,542,994
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$2,293,652
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Energy	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Energy	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	10.1%
Cheniere Energy, Inc.	9.9%
Targa Resources Corporation	9.9%
NextDecade Corporation	7.5%
Venture Global, Inc., Class A	6.0%
ONEOK, Inc.	4.7%
Pembina Pipeline Corporation	4.6%
Kinder Morgan, Inc.	4.6%
Enbridge, Inc.	4.6%
Williams Companies, Inc. (The)	4.6%

Catalyst Energy Infrastructure Fund - Class I (MLXIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-MLXIX

Catalyst Insider Buying Fund

Class A (INSAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$18,643,329
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$27,062
Portfolio Turnover	44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.6%
Money Market Funds	2.1%
U.S. Government & Agencies	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
24.5%
Financials
18.9%
U.S. Treasury Obligations
10.7%
Materials
8.8%
Health Care
8.0%
Communications
7.8%
Industrials
7.4%
Consumer Discretionary
7.1%
Money Market Funds
1.9%
Energy
0.1%
Collateral for Securities Loaned
0.1%
Other Assets in Excess of Liabilities
4.7%

Value	Value
Other Assets in Excess of Liabilities	4.7%
Collateral for Securities Loaned	0.1%
Energy	0.1%
Money Market Funds	1.9%
Consumer Discretionary	7.1%
Industrials	7.4%
Communications	7.8%
Health Care	8.0%
Materials	8.8%
U.S. Treasury Obligations	10.7%
Financials	18.9%
Technology	24.5%

Excludes investments in swaps.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
LPL Financial Holdings, Inc.	4.8%
United States Treasury Bill	4.7%
United States Treasury Bill	4.5%
Mastercard, Inc., Class A	4.5%
GigaCloud Technology, Inc., Class A	4.3%
TransMedics Group, Inc.	4.3%
Comfort Systems USA, Inc.	4.3%
Arista Networks, Inc.	4.0%
Medpace Holdings, Inc.	3.6%
Uber Technologies, Inc.	3.4%

Catalyst Insider Buying Fund - Class A (INSAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-INSAX

Catalyst Insider Buying Fund

Class C (INSCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$18,643,329
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$27,062
Portfolio Turnover	44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.6%
Money Market Funds	2.1%
U.S. Government & Agencies	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Collateral for Securities Loaned	0.1%
Energy	0.1%
Money Market Funds	1.9%
Consumer Discretionary	7.1%
Industrials	7.4%
Communications	7.8%
Health Care	8.0%
Materials	8.8%
U.S. Treasury Obligations	10.7%
Financials	18.9%
Technology	24.5%

Excludes investments in swaps.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
LPL Financial Holdings, Inc.	4.8%
United States Treasury Bill	4.7%
United States Treasury Bill	4.5%
Mastercard, Inc., Class A	4.5%
GigaCloud Technology, Inc., Class A	4.3%
TransMedics Group, Inc.	4.3%
Comfort Systems USA, Inc.	4.3%
Arista Networks, Inc.	4.0%
Medpace Holdings, Inc.	3.6%
Uber Technologies, Inc.	3.4%

Catalyst Insider Buying Fund - Class C (INSCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-INSCX

Catalyst Insider Buying Fund

Class I (INSIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$18,643,329
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$27,062
Portfolio Turnover	44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.6%
Money Market Funds	2.1%
U.S. Government & Agencies	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Collateral for Securities Loaned	0.1%
Energy	0.1%
Money Market Funds	1.9%
Consumer Discretionary	7.1%
Industrials	7.4%
Communications	7.8%
Health Care	8.0%
Materials	8.8%
U.S. Treasury Obligations	10.7%
Financials	18.9%
Technology	24.5%

Excludes investments in swaps.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
LPL Financial Holdings, Inc.	4.8%
United States Treasury Bill	4.7%
United States Treasury Bill	4.5%
Mastercard, Inc., Class A	4.5%
GigaCloud Technology, Inc., Class A	4.3%
TransMedics Group, Inc.	4.3%
Comfort Systems USA, Inc.	4.3%
Arista Networks, Inc.	4.0%
Medpace Holdings, Inc.	3.6%
Uber Technologies, Inc.	3.4%

Catalyst Insider Buying Fund - Class I (INSIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-INSIX

Catalyst/Lyons Tactical Allocation Fund

Class A (CLTAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$17,878,677
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$35,378
Portfolio Turnover	36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.4%
Consumer Staples	6.5%
Financials	6.6%
Health Care	8.3%
Communications	9.0%
Consumer Discretionary	17.4%
Industrials	18.6%
Technology	32.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	5.2%
Marriott International Inc, Class A	5.2%
KLA Corporation	5.1%
HCA Healthcare, Inc.	5.0%
Vertiv Holdings Company, Class A	4.9%
Apple, Inc.	4.9%
Meta Platforms, Inc., Class A	4.6%
AutoZone, Inc.	4.6%
Cadence Design Systems, Inc.	4.4%
Alphabet, Inc., Class A	4.4%

Catalyst/Lyons Tactical Allocation Fund - Class A (CLTAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CLTAX

Catalyst/Lyons Tactical Allocation Fund

Class C (CLTCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	2.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$17,878,677
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$35,378
Portfolio Turnover	36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.4%
Consumer Staples	6.5%
Financials	6.6%
Health Care	8.3%
Communications	9.0%
Consumer Discretionary	17.4%
Industrials	18.6%
Technology	32.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	5.2%
Marriott International Inc, Class A	5.2%
KLA Corporation	5.1%
HCA Healthcare, Inc.	5.0%
Vertiv Holdings Company, Class A	4.9%
Apple, Inc.	4.9%
Meta Platforms, Inc., Class A	4.6%
AutoZone, Inc.	4.6%
Cadence Design Systems, Inc.	4.4%
Alphabet, Inc., Class A	4.4%

Catalyst/Lyons Tactical Allocation Fund - Class C (CLTCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CLTCX

Catalyst/Lyons Tactical Allocation Fund

Class I (CLTIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$17,878,677
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$35,378
Portfolio Turnover	36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.4%
Consumer Staples	6.5%
Financials	6.6%
Health Care	8.3%
Communications	9.0%
Consumer Discretionary	17.4%
Industrials	18.6%
Technology	32.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	5.2%
Marriott International Inc, Class A	5.2%
KLA Corporation	5.1%
HCA Healthcare, Inc.	5.0%
Vertiv Holdings Company, Class A	4.9%
Apple, Inc.	4.9%
Meta Platforms, Inc., Class A	4.6%
AutoZone, Inc.	4.6%
Cadence Design Systems, Inc.	4.4%
Alphabet, Inc., Class A	4.4%

Catalyst/Lyons Tactical Allocation Fund - Class I (CLTIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CLTIX

Catalyst/MAP Global Equity Fund

Class A (CAXAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$85,298,099
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$275,842
Portfolio Turnover	15%

Fund Statistics

Value	Value
Common Stocks	92.9%
Exchange-Traded Funds	4.8%
Money Market Funds	0.3%
Preferred Stocks	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Energy	3.0%
Financials	3.8%
Consumer Discretionary	4.2%
Utilities	4.5%
Commodity	4.8%
Materials	5.9%
Industrials	7.1%
Communications	13.4%
Health Care	15.0%
Technology	16.5%
Consumer Staples	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.8%
Cisco Systems, Inc.	4.0%
Microsoft Corporation	4.0%
Sanofi	3.6%
Novartis A.G.	3.6%
Nestle S.A.	3.4%
Medtronic PLC	3.1%
Takeda Pharmaceutical Company Ltd.	3.1%
Alphabet, Inc., Class C	3.0%
Chevron Corporation	3.0%

Catalyst/MAP Global Equity Fund - Class A (CAXAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CAXAX

Catalyst/MAP Global Equity Fund

Class C (CAXCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$85,298,099
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$275,842
Portfolio Turnover	15%

Fund Statistics

Value	Value
Common Stocks	92.9%
Exchange-Traded Funds	4.8%
Money Market Funds	0.3%
Preferred Stocks	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Energy	3.0%
Financials	3.8%
Consumer Discretionary	4.2%
Utilities	4.5%
Commodity	4.8%
Materials	5.9%
Industrials	7.1%
Communications	13.4%
Health Care	15.0%
Technology	16.5%
Consumer Staples	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.8%
Cisco Systems, Inc.	4.0%
Microsoft Corporation	4.0%
Sanofi	3.6%
Novartis A.G.	3.6%
Nestle S.A.	3.4%
Medtronic PLC	3.1%
Takeda Pharmaceutical Company Ltd.	3.1%
Alphabet, Inc., Class C	3.0%
Chevron Corporation	3.0%

Catalyst/MAP Global Equity Fund - Class C (CAXCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CAXCX

Catalyst/MAP Global Equity Fund

Class I (CAXIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$85,298,099
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$275,842
Portfolio Turnover	15%

Fund Statistics

Value	Value
Common Stocks	92.9%
Exchange-Traded Funds	4.8%
Money Market Funds	0.3%
Preferred Stocks	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Energy	3.0%
Financials	3.8%
Consumer Discretionary	4.2%
Utilities	4.5%
Commodity	4.8%
Materials	5.9%
Industrials	7.1%
Communications	13.4%
Health Care	15.0%
Technology	16.5%
Consumer Staples	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.8%
Cisco Systems, Inc.	4.0%
Microsoft Corporation	4.0%
Sanofi	3.6%
Novartis A.G.	3.6%
Nestle S.A.	3.4%
Medtronic PLC	3.1%
Takeda Pharmaceutical Company Ltd.	3.1%
Alphabet, Inc., Class C	3.0%
Chevron Corporation	3.0%

Catalyst/MAP Global Equity Fund - Class I (CAXIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CAXIX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SEMI-ANNUAL FINANCIAL STATEMENTS
AND
ADDITIONAL INFORMATION

Catalyst Insider Buying Fund
(INSAX, INSCX, INSIX)
Catalyst Energy Infrastructure Fund
(MLXAX, MLXCX, MLXIX)
Catalyst/MAP Global Equity Fund
(CAXAX, CAXCX, CAXIX)
Catalyst/Lyons Tactical Allocation Fund
(CLTAX, CLTCX, CLTIX)
Catalyst Dynamic Alpha Fund
(CPEAX, CPECX, CPEIX)

December 31, 2025

Mutual Fund Series Trust

CATALYST FUNDS
FINANCIAL STATEMENTS
TABLE OF CONTENTS

Schedules of Investments	Page 1
Statements of Assets and Liabilities	Page 16
Statements of Operations	Page 18
Statements of Changes in Net Assets	Page 20
Financial Highlights	Page 22
Notes to Financial Statements	Page 32
Additional Information	Page 46

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 82.6%
	AEROSPACE & DEFENSE - 0.4%
900	TAT Technologies Ltd.(a)	$40,194
26	TransDigm Group, Inc.	34,576
		74,770
	ASSET MANAGEMENT - 9.1%
2,485	LPL Financial Holdings, Inc.	887,568
2,560	Raymond James Financial, Inc.	411,110
3,430	Robinhood Markets, Inc., Class A(a)	387,933
		1,686,611
	AUTOMOTIVE - 0.2%
700	XPEL, Inc.(a)	34,937

	BIOTECH & PHARMA - 4.3%
100	Corcept Therapeutics, Inc.(a)	3,480
6,575	TransMedics Group, Inc.(a)	799,848
		803,328
	E-COMMERCE DISCRETIONARY - 3.1%
295	MercadoLibre, Inc.(a)	594,207

	ELECTRICAL EQUIPMENT - 0.9%
1,015	Badger Meter, Inc.	177,026

	ENGINEERING & CONSTRUCTION - 6.1%
850	Comfort Systems USA, Inc.	793,298
220	IES Holdings, Inc.(a)	85,584
590	Quanta Services, Inc.	249,015
		1,127,897
	HEALTH CARE FACILITIES & SERVICES - 3.7%
140	Ensign Group, Inc. (The)	24,388
1,190	Medpace Holdings, Inc.(a)	668,364
		692,752
	INSTITUTIONAL FINANCIAL SERVICES - 3.7%
580	Intercontinental Exchange, Inc.	93,937
1,020	Nasdaq, Inc.	99,073

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 82.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.7% (Continued)
5,174	StoneX Group, Inc.(a)	$492,202
		685,212
	INSURANCE - 3.0%
420	Brown & Brown, Inc.	33,474
12,850	International General Insurance Holdings Ltd.	322,406
540	Kinsale Capital Group, Inc.	211,205
		567,085
	INTERNET MEDIA & SERVICES - 7.3%
215	Alphabet, Inc., Class A	67,295
870	Meta Platforms, Inc., Class A	574,278
5,300	Opera Ltd. - ADR(e)	75,048
7,840	Uber Technologies, Inc.(a)	640,607
		1,357,228
	METALS & MINING - 8.8%
1,835	Agnico Eagle Mines Ltd.	311,088
2,850	Barrick Mining Corporation	124,118
4,480	Gold Fields Ltd. - ADR	195,597
17,850	Kinross Gold Corporation	502,655
5,010	Newmont Corporation	500,249
		1,633,707
	OIL & GAS PRODUCERS - 0.1%
50	Murphy USA, Inc.	20,176

	RETAIL - DISCRETIONARY - 1.2%
15	AutoZone, Inc.(a)	50,873
1,875	O’Reilly Automotive, Inc.(a)	171,018
		221,891
	SOFTWARE - 13.3%
6,900	AvePoint, Inc.(a)	95,841
2,600	Cellebrite DI Ltd.(a)	46,878
605	CyberArk Software Ltd.(a)	269,866
5,075	Fortinet, Inc.(a)	403,006
20,400	GigaCloud Technology, Inc., Class A(a)	801,311
80	Microsoft Corporation	38,690

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 82.6% (Continued)
	SOFTWARE - 13.3% (Continued)
660	Monday.com Ltd.(a)	$97,390
7,730	Oddity Tech Ltd., Class A(a)	310,591
280	Qualys, Inc.(a)	37,212
400	Rubrik, Inc., Class A(a)	30,592
700	Samsara, Inc., Class A(a)	24,815
650	Synopsys, Inc.(a)	305,318
		2,461,510
	SPECIALTY FINANCE - 0.6%
525	Dave, Inc.(a)	116,240

	TECHNOLOGY HARDWARE - 3.9%
5,600	Arista Networks, Inc.(a)	733,768

	TECHNOLOGY SERVICES - 9.8%
1,456	Mastercard, Inc., Class A	831,200
60	MSCI, Inc.	34,424
7,500	Nayax Ltd.(a)	378,769
13,000	Toast, Inc., Class A(a)	461,630
350	Visa, Inc., Class A	122,749
		1,828,772
	TELECOMMUNICATIONS - 0.5%
9,700	Allot Ltd.(a)	95,351

	WHOLESALE - DISCRETIONARY - 2.6%
4,630	Climb Global Solutions, Inc.	475,918
135	Copart, Inc.(a)	5,284
		481,202

	TOTAL COMMON STOCKS (Cost $13,508,648)	15,393,670

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 10.7%
	U.S. TREASURY BILLS — 10.7%
850,000	United States Treasury Bill(b),(f)	—	08/06/26	832,657

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 10.7% (Continued)
	U.S. TREASURY BILLS — 10.7% (Continued)
300,000	United States Treasury Bill(b),(f)	—	10/01/26	$292,373
900,000	United States Treasury Bill(b),(f)	—	10/29/26	874,748
				1,999,778
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,997,439)			1,999,778

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.0%
	COLLATERAL FOR SECURITIES LOANED - 0.1%
19,352	Mount Vernon Liquid Assets Portfolio, 3.84% (Cost $19,352)(c),(d)	19,352

	MONEY MARKET FUND - 1.9%
350,199	First American Treasury Obligations Fund, Class X, 3.65% (Cost $350,199)(c)	350,199

	TOTAL SHORT-TERM INVESTMENTS (Cost $369,551)	369,551

	TOTAL INVESTMENTS - 95.3% (Cost $15,875,638)	$17,762,999
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.7%	880,330
	NET ASSETS - 100.0%	$18,643,329

ADR	- American Depositary Receipt

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $19,352 at December 31, 2025.

(e)	All or a portion of this security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $18,578.

(f)	All or a portion of this investment is a holding of the CIBF Fund Ltd.

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2025

TOTAL RETURN SWAP - 0.9% +

		Payment	Pay Fixed	Upfront				Unrealized
Shares	Reference Entity	Frequency	Rate	Payments	Counterparty	Maturity	Notional Amount	Appreciation
10,900	CIBC Macro Hedge Index	Monthly	0.5000%	—	CIBC	8/31/2026	(22,651,399)	$160,243

								$160,243

The CIBC Macro Hedge Index (“CIBQMCRO”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The CIBQMCRO is comprised of five rules-based index components created by CIBC. *

+	This instrument is held by CIBF Fund Ltd.

*	Additional information can be found on https://indices.cibccm.com/CIBQMCRO/

The accompanying notes are an integral part of these financial statements.

CATALYST ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.0%
	OIL & GAS PRODUCERS - 100.0%
166,728	Cheniere Energy, Inc.	$32,410,257
110,308	DT Midstream, Inc.	13,201,661
317,006	Enbridge, Inc.	15,162,397
2,014,200	Energy Transfer, L.P.	33,214,158
458,840	Enterprise Products Partners, L.P.	14,710,410
163,561	Hess Midstream, L.P., Class A	5,642,855
551,633	Kinder Morgan, Inc.	15,164,391
401,767	Kinetik Holdings, Inc.	14,483,700
273,464	MPLX, L.P.	14,594,774
4,642,512	NextDecade Corporation(a)	24,466,038
207,322	ONEOK, Inc.	15,238,167
399,887	Pembina Pipeline Corporation	15,219,699
693,523	Plains GP Holdings, L.P., Class A	13,274,030
161,679	South Bow Corporation	4,441,322
174,928	Targa Resources Corporation	32,274,216
268,698	TC Energy Corporation	14,781,077
2,871,398	Venture Global, Inc., Class A	19,582,934
369,992	Western Midstream Partners, L.P.	14,614,686
252,171	Williams Companies, Inc. (The)	15,157,998
		327,634,770

	TOTAL COMMON STOCKS (Cost $260,694,632)	327,634,770

	TOTAL INVESTMENTS - 100.0% (Cost $260,694,632)	$327,634,770
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(91,776)
	NET ASSETS - 100.0%	$327,542,994

LP	- Limited Partnership

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.9%
	APPAREL & TEXTILE PRODUCTS - 1.1%
1,000	LVMH Moet Hennessy Louis Vuitton S.E.	$757,754
1,200	LVMH Moet Hennessy Louis Vuitton SE - ADR	180,972
		938,726
	BEVERAGES - 1.6%
125,000	Arca Continental COM NPV	1,349,967

	BIOTECH & PHARMA - 11.9%
6,489	Johnson & Johnson	1,342,899
22,002	Novartis A.G. - ADR	3,033,416
64,000	Sanofi - ADR	3,101,439
169,000	Takeda Pharmaceutical Company Ltd. - ADR	2,634,710
		10,112,464
	CHEMICALS - 2.1%
55,000	Mosaic Company (The)	1,324,950
8,765	Solstice Advanced Materials, Inc.(a)	425,804
		1,750,754
	DIVERSIFIED INDUSTRIALS - 1.5%
6,400	Honeywell International, Inc.	1,248,576

	ELECTRICAL EQUIPMENT - 1.7%
4,856	Daikin Industries Ltd.	622,544
2,602	Eaton Corporation PLC	828,763
		1,451,307
	ENGINEERING & CONSTRUCTION - 3.9%
11,808	Everus Construction Group, Inc.(a)	1,010,292
69,675	Tetra Tech, Inc.	2,336,900
		3,347,192
	ENTERTAINMENT CONTENT - 2.4%
710,000	Vivendi S.A.	1,973,520
25,500	Vivendi S.A. - ADR	69,615
		2,043,135
	FOOD - 5.6%
384,700	GrainCorp Ltd.	1,843,028

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	FOOD - 5.6% (Continued)
29,500	Nestle S.A. - ADR	$2,914,010
		4,757,038
	GAS & WATER UTILITIES - 4.5%
82,010	MDU Resources Group, Inc.	1,600,835
28,270	National Fuel Gas Company	2,263,296
		3,864,131
	HOME CONSTRUCTION - 0.8%
14,000	Fortune Brands Innovations, Inc.	700,280

	HOUSEHOLD PRODUCTS - 2.5%
32,304	Unilever plc - ADR	2,112,682

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
2,775	CME Group, Inc.	757,797

	INSURANCE - 2.2%
5,500	Aon PLC, Class A	1,940,840

	INTERNET MEDIA & SERVICES - 6.7%
8,124	Alphabet, Inc., Class C	2,549,311
3,590	Meta Platforms, Inc., Class A	2,369,723
9,150	Uber Technologies, Inc.(a)	747,647
		5,666,681
	LEISURE FACILITIES & SERVICES - 1.5%
164,640	Arcos Dorados Holdings, Inc., Class A	1,208,458

	MEDICAL EQUIPMENT & DEVICES - 3.1%
27,650	Medtronic PLC	2,656,059

	METALS & MINING - 3.8%
29,000	Freeport-McMoRan, Inc.	1,472,910
188,340	Grupo Mexico S.A.B. de C.V., Class B	1,779,900
		3,252,810

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	OIL & GAS PRODUCERS - 3.0%
16,677	Chevron Corporation	$2,541,742

	PUBLISHING & BROADCASTING - 0.6%
256,280	Louis Hachette Group	470,589

	RETAIL - CONSUMER STAPLES - 7.4%
11,000	PriceSmart, Inc.	1,349,370
217,400	Tesco PLC	1,294,735
423,500	Wal-Mart de Mexico SAB de CV	1,317,081
22,000	Walmart, Inc.	2,451,020
		6,412,206
	RETAIL - DISCRETIONARY - 0.8%
2,104	Home Depot, Inc. (The)	723,986

	SEMICONDUCTORS - 5.4%
7,854	Applied Materials, Inc.	2,018,400
3,464	Micron Technology, Inc.	988,660
5,500	Tokyo Electron Ltd.	1,205,141
4,000	Tokyo Electron Ltd. - ADR	444,400
		4,656,601
	SOFTWARE - 5.4%
7,110	Microsoft Corporation	3,438,538
5,493	Workday, Inc., Class A(a)	1,179,787
		4,618,325
	SPECIALTY FINANCE - 0.7%
8,688	Fidelity National Information Services, Inc.	577,404

	TECHNOLOGY HARDWARE - 4.0%
44,810	Cisco Systems, Inc.	3,451,714

	TECHNOLOGY SERVICES - 1.6%
3,900	Visa, Inc., Class A	1,367,769

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.9% (Continued)
	TELECOMMUNICATIONS - 3.8%
106,195	Orange S.A. - ADR	$1,772,395
36,500	Verizon Communications, Inc.	1,486,645
		3,259,040
	WHOLESALE - CONSUMER STAPLES - 2.4%
23,000	Bunge Global S.A.	2,048,839

	TOTAL COMMON STOCKS (Cost $58,245,950)	79,287,112

	EXCHANGE-TRADED FUND — 4.8%
	COMMODITY - 4.8%
48,400	SPDR Gold MiniShares Trust(a)	4,131,908

	TOTAL EXCHANGE-TRADED FUND (Cost $1,850,414)	4,131,908

	PREFERRED STOCKS — 2.0%
	HOUSEHOLD PRODUCTS — 2.0%
20,600	Henkel A.G. & Company KGaA	1,683,914

	TOTAL PREFERRED STOCKS (Cost $1,686,122)	1,683,914

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUNDS - 0.3%
213,921	First American Treasury Obligations Fund, Class X, 3.65% (Cost $213,921)(b)	213,921

	TOTAL INVESTMENTS - 100.0% (Cost $61,996,407)	$85,316,855
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(18,756)
	NET ASSETS - 100.0%	$85,298,099

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6%
	AEROSPACE & DEFENSE - 6.3%
2,948	Howmet Aerospace, Inc.	$604,399
2,900	RTX Corporation	531,860
		1,136,259
	ASSET MANAGEMENT - 2.5%
3,988	Robinhood Markets, Inc., Class A(a)	451,043

	COMMERCIAL SUPPORT SERVICES - 4.4%
3,545	Waste Management, Inc.	778,872

	DIVERSIFIED INDUSTRIALS - 3.0%
613	Parker-Hannifin Corporation	538,802

	ELECTRICAL EQUIPMENT - 4.9%
5,425	Vertiv Holdings Company, Class A	878,904

	HEALTH CARE FACILITIES & SERVICES - 8.3%
1,932	HCA Healthcare, Inc.	901,974
714	McKesson Corporation	585,687
		1,487,661
	INSTITUTIONAL FINANCIAL SERVICES - 4.1%
6,225	Bank of New York Mellon Corporation (The)	722,660

	INTERNET MEDIA & SERVICES - 9.0%
2,491	Alphabet, Inc., Class A	779,683
1,254	Meta Platforms, Inc., Class A	827,753
		1,607,436
	LEISURE FACILITIES & SERVICES - 8.6%
2,977	Marriott International Inc, Class A	923,585
5,173	Wynn Resorts Ltd.	622,467
		1,546,052
	RETAIL - CONSUMER STAPLES - 3.2%
4,275	Dollar General Corporation	567,592

The accompanying notes are an integral part of these financial statements.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	RETAIL - DISCRETIONARY - 8.8%
243	AutoZone, Inc.(a)	$824,134
1,736	Carvana Company(a)	732,627
		1,556,761
	SEMICONDUCTORS - 12.3%
1,570	Broadcom, Inc.	543,377
754	KLA Corporation	916,170
4,001	NVIDIA Corporation	746,187
		2,205,734
	SOFTWARE - 12.5%
2,522	Cadence Design Systems, Inc.(a)	788,327
1,910	Microsoft Corporation	923,713
3,000	Palantir Technologies, Inc., Class A(a)	533,250
		2,245,290
	TECHNOLOGY HARDWARE - 7.4%
3,220	Apple, Inc.	875,389
3,440	Arista Networks, Inc.(a)	450,743
		1,326,132
	WHOLESALE - CONSUMER STAPLES - 3.3%
6,526	Performance Food Group Company(a)	586,819

	TOTAL COMMON STOCKS (Cost $14,046,311)	17,636,017

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUNDS - 1.4%
244,231	First American Treasury Obligations Fund, Class X, 3.65% (Cost $244,231)(b)	244,231

	TOTAL INVESTMENTS - 100.0% (Cost $14,290,542)	$17,880,248
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(1,571)
	NET ASSETS - 100.0%	$17,878,677

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ADVERTISING & MARKETING - 2.9%
5,000	AppLovin Corporation, Class A(a)	$3,369,100

	AEROSPACE & DEFENSE - 3.1%
2,700	TransDigm Group, Inc.	3,590,595

	APPAREL & TEXTILE PRODUCTS - 3.6%
11,925	Ralph Lauren Corporation	4,216,799

	ASSET MANAGEMENT - 3.2%
33,280	Robinhood Markets, Inc., Class A(a)	3,763,968

	AUTOMOTIVE - 1.6%
15,550	Autoliv, Inc.(c)	1,845,785

	BANKING - 3.6%
53,125	HSBC Holdings plc - ADR	4,179,344

	BIOTECH & PHARMA - 4.2%
16,225	Corcept Therapeutics, Inc.(a)	564,630
7,800	Neurocrine Biosciences, Inc.(a)	1,106,274
23,400	Novartis A.G. - ADR (c)	3,226,158
		4,897,062
	E-COMMERCE DISCRETIONARY - 4.7%
23,850	Amazon.com, Inc.(a)	5,505,057

	ELECTRICAL EQUIPMENT - 7.9%
54,200	Amphenol Corporation, Class A	7,324,588
10,650	BWX Technologies, Inc.	1,840,746
		9,165,334
	ENGINEERING & CONSTRUCTION - 4.9%
5,425	EMCOR Group, Inc.(c)	3,318,961
7,825	Sterling Infrastructure, Inc.(a)	2,396,250
		5,715,211

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.8%
20,425	Cardinal Health, Inc.	$4,197,338
14,025	Quest Diagnostics, Inc.	2,433,758
		6,631,096
	HOME CONSTRUCTION - 2.0%
16,725	Toll Brothers, Inc.	2,261,555

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
5,025	Evercore, Inc., Class A	1,709,756

	INTERNET MEDIA & SERVICES - 12.1%
14,750	Alphabet, Inc., Class A	4,616,750
12,775	Expedia Group, Inc.	3,619,285
15,500	Reddit, Inc., Class A(a)	3,562,985
27,660	Uber Technologies, Inc.(a)	2,260,099
		14,059,119
	MACHINERY - 1.5%
24,500	Flowserve Corporation	1,699,810

	OIL & GAS PRODUCERS - 1.7%
17,500	Expand Energy Corporation	1,931,300

	OIL & GAS SERVICES & EQUIPMENT - 2.2%
59,025	TechnipFMC plc	2,630,154

	SEMICONDUCTORS - 10.0%
6,100	Micron Technology, Inc.	1,741,001
1,800	Monolithic Power Systems, Inc.	1,631,448
27,250	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	8,281,002
		11,653,451
	SOFTWARE - 7.0%
7,175	Crowdstrike Holdings, Inc., Class A(a)	3,363,352
16,800	Palantir Technologies, Inc., Class A(a)	2,986,200
19,525	SS&C Technologies Holdings, Inc.	1,706,876
		8,056,428

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SPECIALTY FINANCE - 4.4%
13,575	American Express Company(c)	$5,022,072

	TECHNOLOGY HARDWARE - 9.3%
51,800	Corning, Inc.	4,535,608
101,525	Flex Ltd.(a)	6,134,140
		10,669,748
	WHOLESALE - CONSUMER STAPLES - 2.3%
35,825	US Foods Holding Corporation(a)	2,698,338

	TOTAL COMMON STOCKS (Cost $80,767,572)	115,271,082

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.7%
	COLLATERAL FOR SECURITIES LOANED - 5.0%
5,798,450	Mount Vernon Liquid Assets Portfolio, 3.84% (Cost $5,798,450)(b),(d)	5,798,450

	MONEY MARKET FUND - 0.7%
817,651	First American Treasury Obligations Fund, Class X, 3.65% (Cost $817,651)(b)	817,651

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,616,101)	6,616,101

	TOTAL INVESTMENTS - 105.2% (Cost $87,383,673)	$121,887,183
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2)%	(6,010,460)
	NET ASSETS - 100.0%	$115,876,723

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(c)	All or a portion of this security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $5,633,462.

(d)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $5,798,450 at December 31, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2025

	Catalyst Insider	Catalyst Energy	Catalyst/MAP
	Buying Fund	Infrastructure Fund	Global Equity Fund
	(Consolidated)
ASSETS:
Investment in Securities, at Cost	$15,875,638	$260,694,632	$61,996,407
Investment in Securities, at Value	$17,762,999	$327,634,770	$85,316,855
Cash	743,163	179,490	—
Foreign Currency, at value (at cost $0, $157,688, $0)	—	157,688	—
Unrealized appreciation on swap contracts	160,243	—	—
Receivable for securities sold	—	500,013	—
Receivable for Fund shares sold	96	113,533	8,172
Dividends and interest receivable	3,966	162,102	162,285
Prepaid expenses and other assets	34,583	61,001	27,507
Total Assets	18,705,050	328,808,597	85,514,819

LIABILITIES:
Payable upon return of securities loaned (Market value of securities on loan $18,578, $0, $0)	19,352	—	—
Payable for Fund shares redeemed	407	615,646	118,772
Line of credit outstanding	—	143,000	—
Investment advisory fees payable	5,411	330,866	47,927
Trustee fee payable	3,716	3,741	3,799
Payable to related parties	621	16,627	6,327
Compliance Officer fees payable	52	187	183
Accrued 12b-1 fees	10,544	57,229	13,544
Accrued expenses and other liabilities	21,618	98,307	26,168
Total Liabilities	61,721	1,265,603	216,720

Net Assets	$18,643,329	$327,542,994	$85,298,099

NET ASSETS CONSIST OF:
Paid in capital	$61,056,525	$254,417,387	$60,452,604
Accumulated earnings (deficits)	(42,413,196)	73,125,607	24,845,495
Net Assets	$18,643,329	$327,542,994	$85,298,099

Class A
Net Assets	$12,249,876	$36,173,116	$11,921,943
Shares of beneficial interest outstanding (a)	507,483	1,493,959	616,131
Net asset value per share (Net assets/shares outstanding)	$24.14	$24.21	$19.35
Maximum offering price per share (b)	$25.61	$25.69	$20.53
Minimum redemption price per share (c)	$23.90	$23.97	$19.16

Class C
Net Assets	$760,449	$25,380,349	$5,898,053
Shares of beneficial interest outstanding (a)	33,788	1,050,102	315,052
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$22.51	$24.17	$18.72

Class I
Net Assets	$5,633,004	$265,989,529	$67,478,103
Shares of beneficial interest outstanding (a)	226,795	10,929,463	3,479,044
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$24.84	$24.34	$19.40

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint where you do not pay an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)(Continued)
December 31, 2025

	Catalyst/Lyons	Catalyst
	Tactical	Dynamic Alpha
	Allocation Fund	Fund
ASSETS:
Investment in Securities, at Cost	$14,290,542	$87,383,673
Investment in Securities, at Value	$17,880,248	$121,887,183
Receivable for Fund shares sold	88	101,323
Dividends and interest receivable	857	53,273
Prepaid expenses and other assets	35,512	33,066
Total Assets	17,916,705	122,074,845

LIABILITIES:
Payable upon return of securities loaned (Market value of securities on loan $0, $5,633,462)	—	5,798,450
Payable for Fund shares redeemed	5,773	214,351
Line of credit outstanding	—	—
Investment advisory fees payable	5,407	89,573
Trustee fee payable	4,034	3,757
Payable to related parties	5,087	8,248
Compliance Officer fees payable	198	294
Accrued 12b-1 fees	9,026	56,218
Accrued expenses and other liabilities	8,503	27,231
Total Liabilities	38,028	6,198,122

Net Assets	$17,878,677	$115,876,723

NET ASSETS CONSIST OF:
Paid in capital	$13,949,403	$83,040,914
Accumulated earnings	3,929,274	32,835,809
Net Assets	$17,878,677	$115,876,723

Class A
Net Assets	$7,089,570	$60,428,111
Shares of beneficial interest outstanding (a)	447,205	2,757,815
Net asset value per share (Net assets/shares outstanding)	$15.85	$21.91
Maximum offering price per share (b)	$16.82	$23.25
Minimum redemption price per share (c)	$15.69	$21.69

Class C
Net Assets	$3,995,915	$13,967,434
Shares of beneficial interest outstanding (a)	269,055	769,338
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$14.85	$18.16

Class I
Net Assets	$6,793,192	$41,481,178
Shares of beneficial interest outstanding (a)	426,156	1,836,668
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$15.94	$22.59

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint where you do not pay an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2025

	Catalyst Insider	Catalyst Energy	Catalyst/MAP
	Buying Fund	Infrastructure Fund	Global Equity Fund
	(Consolidated)
Investment Income:
Dividend income	$35,600	$8,545,590	$809,692
Interest income	45,950	7,589	19,362
Securities lending - net	2,084	—	—
Foreign tax withheld	(808)	(226,080)	(78,772)
Total Investment Income	82,826	8,327,099	750,282

Operating Expenses:
Investment advisory fees	91,152	2,402,454	424,273
12b-1 fees:
Class A	15,377	49,404	15,026
Class C	3,172	147,519	30,206
Registration fees	20,688	48,062	15,913
Legal fees	18,234	12,355	11,122
Financial administration/Fund accounting fees	15,832	57,604	26,690
Networking fees	8,865	211,840	36,261
Trustee fees	8,067	8,067	8,067
Audit fees	4,236	7,535	4,121
Printing expense	3,544	27,670	3,275
Compliance officer fees	3,029	10,766	5,284
Transfer agent fees	2,339	11,525	3,537
Custody fees	1,616	12,122	7,560
Legal administration/Management services fees	1,559	32,863	7,255
Insurance expense	226	5,787	1,058
Interest expense	6	9,242	—
Miscellaneous expense	1,463	4,380	1,464
Total Operating Expenses	199,405	3,059,195	601,112
Less: Fees waived
by Advisor	(64,090)	(108,802)	(148,431)
Net Operating Expenses	135,315	2,950,393	452,681

Net Investment Income (Loss)	(52,489)	5,376,706	297,601

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Options Written, and Foreign Currency Translations:
Net realized gain (loss) from:
Investments	1,413,203	18,637,227	3,894,452
Swap contracts	(55,502)	—	—
Foreign currency transactions	—	(6,029)	(8,605)
Net realized gain	1,357,701	18,631,198	3,885,847

Net change in unrealized appreciation (depreciation) on:
(depreciation) on:
Investments	(1,167,202)	(64,309,795)	1,906,309
Swap contracts	335,912	—	—
Foreign currency translations	—	—	(113)
Net change in unrealized appreciation (depreciation)	(831,290)	(64,309,795)	1,906,196

Net Realized and Unrealized Gain (Loss) on Investments	526,411	(45,678,597)	5,792,043

Net Increase (Decrease) in Net Assets Resulting From Operations	$473,922	$(40,301,891)	$6,089,644

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended December 31, 2025

	Catalyst/Lyons	Catalyst
	Tactical	Dynamic Alpha
	Allocation Fund	Fund
Investment Income:
Dividend Income	$68,175	$668,405
Interest Income	1,388	9,772
Securities lending - net	—	18,407
Foreign tax withheld	—	(10,809)
For Total Investment Income	69,563	685,775

Operating Expenses:
Investment advisory fees	117,435	606,338
12b-1 fees:
Class A	9,039	78,360
Class C	22,543	75,922
Registration fees	21,215	23,200
Financial administration/Fund accounting fees	14,980	27,217
Legal fees	11,620	12,116
Networking fees	9,299	38,445
Trustees’ fees	8,067	8,067
Compliance officer fees	5,745	6,934
Audit fees	3,511	4,473
Transfer agent fees	2,433	4,440
Custody fees	2,016	4,030
Printing expense	2,015	5,024
Legal administration/Management services fees	1,606	10,368
Interest expense	576	97
Insurance expense	354	1,816
Miscellaneous expense	1,915	1,464
Total Operating Expenses	234,369	908,311
Less: Fees waived
by Advisor	(82,057)	(68,808)
Net Operating Expenses	152,312	839,503

Net Investment Loss	(82,749)	(153,728)

Realized and Unrealized Gain on Investments and Purchased Options:
Net realized gain from:
Investments	2,416,395	6,024,071
Net realized gain	2,416,395	6,024,071

Net change in unrealized appreciation (depreciation) on:
Investments	(728,226)	2,421,399
Net change in unrealized appreciation (depreciation) on:	(728,226)	2,421,399

Net Realized and Unrealized Gain on Investments	1,688,169	8,445,470

Net Increase in Net Assets Resulting From Operations	$1,605,420	$8,291,742

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Insider Buying Fund		Catalyst Energy Infrastructure Fund		Catalyst/MAP Global Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
	(Consolidated)	(Consolidated)	(Unaudited)		(Unaudited)
	(Unaudited)
Operations:
Net investment income (loss)	$(52,489)	$(65,198)	$5,376,706	$7,483,028	$297,601	$2,780,826
Net realized gain	1,357,701	515,824	18,631,198	21,509,458	3,885,847	4,368,287
Net change in unrealized appreciation (depreciation)	(831,290)	1,365,287	(64,309,795)	35,759,225	1,906,196	4,412,695
Net increase in net assets resulting from operations	473,922	1,815,913	(40,301,891)	64,751,711	6,089,644	11,561,808

Distributions to Shareholders from:
Return of Capital
Class A	—	—	—	(1,020,695)	—	—
Class C	—	—	—	(699,729)	—	—
Class I	—	—	—	(8,729,385)	—	—
Accumulated Earnings
Class A	—	—	(2,180,793)	(978,847)	(751,842)	(764,665)
Class C	—	—	(1,465,982)	(736,722)	(339,352)	(475,280)
Class I	—	—	(17,016,325)	(7,070,098)	(4,339,980)	(4,660,904)

Total distributions to shareholders	—	—	(20,663,100)	(19,235,476)	(5,431,174)	(5,900,849)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,192,256	1,482,524	3,781,687	12,582,748	960,230	1,813,222
Class C	433,994	194,827	798,051	5,204,028	402,613	311,187
Class I	1,144,130	369,027	34,424,719	148,084,897	4,079,650	10,802,253
Reinvestment of distributions
Class A	—	—	1,859,750	1,622,944	656,304	625,586
Class C	—	—	1,321,646	1,213,939	322,670	446,025
Class I	—	—	15,511,081	13,690,993	4,002,008	4,330,854
Cost of shares redeemed
Class A	(667,651)	(1,873,834)	(5,062,147)	(12,334,211)	(1,017,651)	(2,442,345)
Class C	(268,898)	(1,321,167)	(4,517,158)	(8,786,483)	(982,405)	(2,181,927)
Class I	(373,788)	(2,578,833)	(88,270,879)	(73,672,871)	(4,144,834)	(14,236,964)
Net increase (decrease) in net assets from share transactions of beneficial interest	1,460,043	(3,727,456)	(40,153,250)	87,605,984	4,278,585	(532,109)

Total Increase (Decrease) in Net Assets	1,933,965	(1,911,543)	(101,118,241)	133,122,219	4,937,055	5,128,850

Net Assets:
Beginning of period	16,709,364	18,620,907	428,661,235	295,539,016	80,361,044	75,232,194
End of period	$18,643,329	$16,709,364	$327,542,994	$428,661,235	$85,298,099	$80,361,044

Share Activity:
Class A
Shares Sold	48,552	69,228	142,503	443,360	49,170	102,943
Shares Reinvested	—	—	74,437	59,009	33,848	35,547
Shares Redeemed	(27,111)	(89,229)	(194,692)	(448,834)	(51,469)	(132,863)
Net increase (decrease) in shares of Beneficial interest	21,441	(20,001)	22,248	53,535	31,549	5,627

Class C
Shares Sold	18,208	9,902	28,539	191,001	21,034	17,612
Shares Reinvested	—	—	53,113	44,338	17,200	26,177
Shares Redeemed	(11,649)	(66,038)	(172,921)	(321,354)	(51,749)	(126,774)
Net increase (decrease) in shares of Beneficial interest	6,559	(56,136)	(91,269)	(86,015)	(13,515)	(82,985)

Class I
Shares Sold	45,272	17,004	1,303,616	5,233,409	206,438	592,020
Shares Reinvested	—	—	615,836	494,314	205,971	245,855
Shares Redeemed	(14,899)	(120,029)	(3,356,536)	(2,645,363)	(208,074)	(791,231)
Net increase (decrease) in shares of Beneficial interest	30,373	(103,025)	(1,437,084)	3,082,360	204,335	46,644

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Lyons Tactical Allocation Fund		Catalyst Dynamic Alpha Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
	(Unaudited)		(Unaudited)
Operations:
Net investment loss	$(82,749)	$(176,744)	$(153,728)	$(318,523)
Net realized gain	2,416,395	1,222,721	6,024,071	15,638,735
Net change in unrealized appreciation (depreciation)	(728,226)	(257,463)	2,421,399	(5,294,041)
Net increase in net assets resulting from operations	1,605,420	788,514	8,291,742	10,026,171

Distributions to Shareholders from:
Return of capital
Class A	—	(1,389)	—	—
Class I	—	(23,313)	—	—
Accumulated Earnings
Class A	(635,496)	—	(8,390,030)	(5,468,144)
Class C	(403,535)	—	(2,284,516)	(1,859,574)
Class I	(622,136)	—	(5,682,926)	(4,241,158)

Total distributions to shareholders	(1,661,167)	(24,702)	(16,357,472)	(11,568,876)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	495,460	2,341,088	3,485,858	9,002,929
Class C	269,067	211,658	261,670	864,946
Class I	509,308	2,434,081	1,685,843	11,197,668
Reinvestment of distributions
Class A	617,657	1,340	8,152,139	5,314,869
Class C	398,964	—	2,225,682	1,776,938
Class I	605,677	20,246	5,383,024	4,014,700
Cost of shares redeemed
Class A	(1,269,162)	(2,834,724)	(7,400,957)	(19,015,167)
Class C	(1,768,509)	(5,721,505)	(2,666,229)	(5,424,114)
Class I	(1,897,159)	(13,973,766)	(5,034,329)	(17,302,293)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,038,697)	(17,521,582)	6,092,701	(9,569,524)

Total increase (decrease) in Net Assets	(2,094,444)	(16,757,770)	(1,973,029)	(11,112,229)

Net Assets:
Beginning of period	19,973,121	36,730,891	117,849,752	128,961,981
End of period	$17,878,677	$19,973,121	$115,876,723	$117,849,752

Share Activity:
Class A
Shares Sold	30,611	151,779	143,252	390,969
Shares Reinvested	38,822	84	368,209	224,067
Shares Redeemed	(75,768)	(184,209)	(305,094)	(819,056)
Net increase (decrease) in shares of Beneficial interest	(6,335)	(32,346)	206,367	(204,020)

Class C
Shares Sold	16,657	14,219	12,189	43,483
Shares Reinvested	26,758	—	121,291	87,276
Shares Redeemed	(112,696)	(391,087)	(126,294)	(277,851)
Net increase (decrease) in shares of Beneficial interest	(69,281)	(376,868)	7,186	(147,092)

Class I
Shares Sold	30,101	155,801	68,104	464,413
Shares Reinvested	37,855	1,269	235,891	165,214
Shares Redeemed	(114,471)	(893,975)	(203,475)	(750,219)
Net increase (decrease) in shares of Beneficial interest	(46,515)	(736,905)	100,520	(120,592)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund
Consolidated Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Consolidated)		(Consolidated)
	(Unaudited)
Net asset value, beginning of period	$23.42		$20.88	$15.02	$11.33	$24.08	$18.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.08)		(0.09)	(0.16)	0.07	(0.24)	(0.28)
Net realized and unrealized gain (loss) on investments	0.80		2.63	6.02	3.62	(12.51)	5.87
Total from investment operations	0.72		2.54	5.86	3.69	(12.75)	5.59
Net asset value, end of period	$24.14		$23.42	$20.88	$15.02	$11.33	$24.08
Total return (B)	3.07	% (G)	12.11%	39.01%	32.57%	(52.95)%	30.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,250		$11,384	$10,568	$8,322	$7,959	$21,299
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.23	% (H)	2.46%	2.24%	2.29%	1.81%	1.70%
Expenses, net waiver and reimbursement (C)	1.53	% (H)	1.54%	1.54%	1.55%	1.53%	1.53%
Net investment loss, before waiver and reimbursement (C,D)	(1.33	)% (H)	(1.36)%	(1.62)%	(0.21)%	(1.57)%	(1.47)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.62	)% (H)	(0.43)%	(0.92)%	0.53%	(1.29)%	(1.30)%
Portfolio turnover rate	44	% (G)	76%	183%	214%	66%	77%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Consolidated)		(Consolidated)
	(Unaudited)
Net asset value, beginning of period	$21.92		$19.69	$14.27	$10.85	$23.22	$17.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.16)		(0.22)	(0.27)	(0.03)	(0.37)	(0.43)
Net realized and unrealized gain (loss) on investments	0.75		2.45	5.69	3.45	(12.00)	5.68
Total from investment operations	0.59		2.23	5.42	3.42	(12.37)	5.25
Net asset value, end of period	$22.51		$21.92	$19.69	$14.27	$10.85	$23.22
Total return (B)	2.69	% (G)	11.27%	37.98%	31.52%	(53.27)%	29.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$760		$597	$1,642	$2,244	$2,485	$9,015
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	2.98	% (H)	3.13%	3.02%	3.04%	2.56%	2.45%
Expenses, net waiver and reimbursement (C)	2.28	% (H)	2.29%	2.29%	2.29%	2.28%	2.28%
Net investment loss, before waiver and reimbursement (C,D)	(2.07	)% (H)	(1.97)%	(2.41)%	(1.00)%	(2.32)%	(2.22)%
Net investment loss, net waiver and reimbursement (C,D)	(1.37	)% (H)	(1.13)%	(1.66)%	(0.25)%	(2.04)%	(2.05)%
Portfolio turnover rate	44	% (G)	76%	183%	214%	66%	77%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.23% (H)	2.45%	2.23%	2.28%	1.81%	1.70%
Expenses, net waiver and reimbursement (C)	1.53% (H)	1.53%	1.53%	1.54%	1.53%	1.53%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.98% (H)	3.12%	3.01%	3.03%	2.56%	2.45%
Expenses, net waiver and reimbursement (C)	2.28% (H)	2.28%	2.28%	2.28%	2.28%	2.28%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund (Continued)
Consolidated Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Consolidated)		(Consolidated)
	(Unaudited)
Net asset value, beginning of period	$24.07		$21.41	$15.36	$11.56	$24.50	$18.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)		(0.03)	(0.12)	0.10	(0.20)	(0.23)
Net realized and unrealized gain (loss) on investments	0.82		2.69	6.17	3.70	(12.74)	5.96
Total from investment operations	0.77		2.66	6.05	3.80	(12.94)	5.73
Net asset value, end of period	$24.84		$24.07	$21.41	$15.36	$11.56	$24.50
Total return (B)	3.20	% (F)	12.42%	39.39%	32.87%	(52.82)%	30.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,633		$4,728	$6,411	$3,912	$4,682	$23,773
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.98	% (G)	2.18%	1.97%	2.04%	1.56%	1.45%
Expenses, net waiver and reimbursement (C)	1.28	% (G)	1.29%	1.29%	1.29%	1.28%	1.28%
Net investment loss, before waiver and reimbursement (C,D)	(1.07	)% (G)	(1.05)%	(1.36)%	(0.01)%	(1.32)%	(1.22)%
Net investment income (loss), net waiver and reimbursement(C,D)	(0.37	)% (G)	(0.15)%	(0.68)%	0.74%	(1.04)%	(1.05)%
Portfolio turnover rate	44	% (F)	76%	183%	214%	66%	77%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.98% (G)	2.17%	1.96%	2.03%	1.56%	1.45%
Expenses, net waiver and reimbursement (C)	1.28% (G)	1.28%	1.28%	1.28%	1.28%	1.28%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period	$28.51		$24.69	$20.55	$18.02	$17.47	$12.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.37		0.52	0.57	0.56	0.63	0.59
Net realized and unrealized gain (loss) on investments	(3.18)		4.70	4.93	3.31	1.25	6.00
Total from investment operations	(2.81)		5.22	5.50	3.87	1.88	6.59
LESS DISTRIBUTIONS:
From net investment income	(0.71)		(0.70)	(0.80)	(0.48)	(0.42)	(0.16)
From net realized gains on investments	(0.78)		—	—	—	—	—
From return of capital	—		(0.70)	(0.56)	(0.86)	(0.91)	(1.14)
Total distributions	(1.49)		(1.40)	(1.36)	(1.34)	(1.33)	(1.30)
Net asset value, end of period	$24.21		$28.51	$24.69	$20.55	$18.02	$17.47
Total return (B)	(9.94	)% (E)	21.51%	27.93%	22.08%	11.07%	58.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$36,173		$41,953	$35,015	$28,702	$26,527	$30,687
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement	1.74	% (F)	1.70%	1.73%	1.75%	1.73%	1.81%
Expenses, net waiver and reimbursement	1.68	% (F)	1.68%	1.68%	1.69%	1.68%	1.68%
Net investment income, before waiver and reimbursement	1.88	% (F)	1.88%	2.58%	2.78%	3.46%	4.16%
Net investment income, net waiver and reimbursement	2.68	% (F)	1.90%	2.64%	2.84%	3.51%	4.28%
Portfolio turnover rate	4	% (E)	16%	22%	18%	25%	32%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period	$28.46		$24.65	$20.52	$18.00	$17.45	$12.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.26		0.32	0.41	0.41	0.49	0.48
Net realized and unrealized gain (loss) on investments	(3.17)		4.69	4.92	3.31	1.26	6.00
Total from investment operations	(2.91)		5.01	5.33	3.72	1.75	6.48
LESS DISTRIBUTIONS:
From net investment income	(0.60)		(0.60)	(0.70)	(0.43)	(0.38)	(0.15)
From net realized gains on investments	(0.78)		—	—	—	—	—
From return of capital	—		(0.60)	(0.50)	(0.77)	(0.82)	(1.05)
Total distributions	(1.38)		(1.20)	(1.20)	(1.20)	(1.20)	(1.20)
Net asset value, end of period	$24.17		$28.46	$24.65	$20.52	$18.00	$17.45
Total return (B)	(10.26	)% (E)	20.61%	26.99%	21.15%	10.26%	56.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$25,380		$32,479	$30,257	$26,745	$22,817	$21,492
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	2.49	% (F)	2.45%	2.48%	2.50%	2.48%	2.56%
Expenses, net waiver and reimbursement	2.43	% (F)	2.43%	2.43%	2.44%	2.43%	2.43%
Net investment income, before waiver and reimbursement	1.14	% (F)	1.14%	1.84%	2.03%	2.67%	3.40%
Net investment income, net waiver and reimbursement	1.94	% (F)	1.16%	1.89%	2.09%	2.72%	3.52%
Portfolio turnover rate	4	% (E)	16%	22%	18%	25%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.74% (F)	1.70%	1.73%	1.75%	1.73%	1.80%
Expenses, net waiver and reimbursement	1.68% (F)	1.68%	1.68%	1.69%	1.68%	1.67%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.49% (F)	2.44%	2.48%	2.50%	2.48%	2.55%
Expenses, net waiver and reimbursement	2.43% (F)	2.43%	2.43%	2.44%	2.43%	2.42%

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period	$28.64		$24.80	$20.64	$18.09	$17.53	$12.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.39		0.60	0.63	0.61	0.68	0.62
Net realized and unrealized gain (loss) on investments	(3.17)		4.71	4.94	3.34	1.26	6.03
Total from investment operations	(2.78)		5.31	5.57	3.95	1.94	6.65
LESS DISTRIBUTIONS:
From net investment income	(0.74)		(0.73)	(0.82)	(0.50)	(0.44)	(0.17)
From net realized gains on investments	(0.78)		—	—	—	—	—
From return of capital	—		(0.74)	(0.59)	(0.90)	(0.94)	(1.17)
Total distributions	(1.52)		(1.47)	(1.41)	(1.40)	(1.38)	(1.34)
Net asset value, end of period	$24.34		$28.64	$24.80	$20.64	$18.09	$17.53
Total return (B)	(9.78	)% (D)	21.80%	28.21%	22.42%	11.37%	58.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$265,990		$354,230	$230,267	$182,380	$154,931	$103,297
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement	1.49	% (E)	1.45%	1.48%	1.50%	1.48%	1.55%
Expenses, net waiver and reimbursement	1.43	% (E)	1.43%	1.43%	1.44%	1.43%	1.43%
Net investment income, before waiver and reimbursement	2.15	% (E)	2.15%	2.84%	3.03%	3.65%	4.32%
Net investment income, net waiver and reimbursement	2.91	% (E)	2.18%	2.89%	3.09%	3.70%	4.43%
Portfolio turnover rate	4	% (D)	16%	22%	18%	25%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.49% (E)	1.45%	1.48%	1.50%	1.48%	1.55%
Expenses, net waiver and reimbursement	1.43% (E)	1.43%	1.43%	1.44%	1.43%	1.42%

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period	$19.19		$17.85	$16.74	$15.55	$17.10	$13.28
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.06		0.62	0.22	0.25	0.20	0.16
Net realized and unrealized gain (loss) on investments	1.36		2.11	1.29	0.94	(1.44)	3.93
Total from investment operations	1.42		2.73	1.51	1.19	(1.24)	4.09
LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.60)	(0.30)	—	(0.31)	(0.27)
From net realized gains on investments	(1.06)		(0.79)	(0.10)	—	—	—
Total distributions	(1.26)		(1.39)	(0.40)	—	(0.31)	(0.27)
Net asset value, end of period	$19.35		$19.19	$17.85	$16.74	$15.55	$17.10
Total return (B)	7.41	% (G)	16.18%	9.24%	7.65%	(7.41)%	31.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$11,922		$11,219	$10,332	$9,719	$8,845	$10,172
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.56	% (H)	1.61%	1.60%	1.59%	1.57%	1.63%
Expenses, net waiver and reimbursement (C)	1.21	% (H)	1.21%	1.21%	1.21%	1.21%	1.21%
Net investment income, before waiver and reimbursement (C,D)	0.21	% (H)	3.04%	0.89%	1.20%	0.83%	0.60%
Net investment income, net waiver and reimbursement (C,D)	0.56	% (H)	3.44%	1.28%	1.58%	1.19%	1.02%
Portfolio turnover rate	15	% (G)	30%	22%	27%	10%	14%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period	$18.54		$17.26	$16.19	$15.16	$16.67	$12.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		0.49	0.09	0.12	0.07	0.04
Net realized and unrealized gain (loss) on investments	1.31		2.03	1.25	0.91	(1.40)	3.85
Total from investment operations	1.30		2.52	1.34	1.03	(1.33)	3.89
LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.45)	(0.17)	—	(0.18)	(0.17)
From net realized gains on investments	(1.06)		(0.79)	(0.10)	—	—	—
Total distributions	(1.12)		(1.24)	(0.27)	—	(0.18)	(0.17)
Net asset value, end of period	$18.72		$18.54	$17.26	$16.19	$15.16	$16.67
Total return (B)	6.98	% (G)	15.37%	8.40%	6.79%	(8.07)%	30.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,898		$6,091	$7,104	$7,808	$8,279	$10,321
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	2.31	% (H)	2.36%	2.35%	2.34%	2.32%	2.38%
Expenses, net waiver and reimbursement (C)	1.96	% (H)	1.96%	1.96%	1.96%	1.96%	1.96%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.55	)% (H)	2.37%	0.15%	0.40%	0.05%	(0.13)%
Net investment income, net waiver and reimbursement (C,D)	(0.20	)% (H)	2.77%	0.54%	0.78%	0.41%	0.29%
Portfolio turnover rate	15	% (G)	30%	22%	27%	10%	14%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.56% (H)	1.61%	1.60%	1.59%	1.57%
Expenses, net waiver and reimbursement (C)	1.21% (H)	1.21%	1.21%	1.21%	1.21%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.31% (H)	2.36%	2.35%	2.34%	2.32%
Expenses, net waiver and reimbursement (C)	1.96% (H)	1.96%	1.96%	1.96%	1.96%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period	$19.25		$17.90	$16.79		$15.56	$17.11	$13.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.68	0.26		0.29	0.25	0.21
Net realized and unrealized gain (loss) on investments	1.38		2.11	1.29		0.94	(1.45)	3.92
Total from investment operations	1.46		2.79	1.55		1.23	(1.20)	4.13
LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.65)	(0.34)		—	(0.35)	(0.31)
From net realized gains on investments	(1.06)		(0.79)	(0.10)		—	—	—
Total distributions	(1.31)		(1.44)	(0.44)		—	(0.35)	(0.31)
Net asset value, end of period	$19.40		$19.25	$17.90		$16.79	$15.56	$17.11
Total return (B)	7.58	% (F)	16.44%	9.49	% (F)	7.90%	(7.15)%	31.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$67,478		$63,052	$57,796		$56,847	$54,994	$51,380
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.31	% (G)	1.36%	1.35%		1.34%	1.32%	1.37%
Expenses, net waiver and reimbursement (C)	0.96	% (G)	0.96%	0.96%		0.96%	0.96%	0.96%
Net investment income, before waiver and reimbursement (C)(D)	0.46	% (G)	3.34%	1.15%		1.44%	1.12%	0.96%
Net investment income, net waiver and reimbursement (C)(D)	0.81	% (G)	3.74%	1.54%		1.82%	1.48%	1.38%
Portfolio turnover rate	15	% (F)	30%	22%		27%	10%	14%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.31% (G)	1.36%	1.35%	1.34%	1.32%
Expenses, net waiver and reimbursement (C)	0.96% (G)	0.96%	0.96%	0.96%	0.96%

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2025	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
(Unaudited)
Net asset value, beginning of period	$16.00	$15.43	$14.09	$15.25	$19.01	$11.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.07)	(0.09)	0.06	0.20	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	1.51	0.66	1.43	(G)	0.31	(3.59)	5.81
Total from investment operations	1.44	0.57	1.49	0.51	(3.65)	5.78
LESS DISTRIBUTIONS:
From net investment income	—	- (H)	(0.15)	—	—	—
From net realized gains on investments	(1.59)	—	—	(1.67)	(0.11)	(0.58)
From return of capital	—	(0.00	) (H)	—	—	—	—
Total distributions	(1.59)	(0.00)	(0.15)	(1.67)	(0.11)	(0.58)
Net asset value, end of period	$15.85	$16.00	$15.43	$14.09	$15.25	$16.95
Total return (B)	8.99	% (I)	3.71%	10.65%	3.84%	(19.33)%	42.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,090	$7,258	$7,495	$5,229	$6,317	$8,874
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.41	% (J)	2.32%	2.09%	2.01%	1.90%	1.94%
Expenses, net waiver and reimbursement (C)	1.54	% (J)	1.59%	1.56%	1.53%	1.53%	1.53%
Net investment income (loss), before waiver and reimbursement (C,D)	(1.68	)% (J)	(1.30)%	(0.15)%	0.91%	(0.70)%	(0.62)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.80	)% (J)	(0.56)%	0.38%	1.39%	(0.33)%	(0.20)%
Portfolio turnover rate	36	% (I)	69%	17%	94%	54%	32%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2025	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
(Unaudited)
Net asset value, beginning of period	$15.14	$14.70	$13.42	$14.71	$18.48	$13.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.12)	(0.19)	(0.05)	0.09	(0.19)	(0.16)
Net realized and unrealized gain (loss) on investments	1.42	0.63	1.36	(G)	0.29	(3.47)	5.69
Total from investment operations	1.30	0.44	1.31	0.38	(3.66)	5.53
LESS DISTRIBUTIONS:
From net investment income	—	—	(0.03)	—	—	—
From net realized gains on investments	(1.59)	—	—	(1.67)	(0.11)	(0.58)
Total distributions	(1.59)	—	(0.03)	(1.67)	(0.11)	(0.58)
Net asset value, end of period	$14.85	$15.14	$14.70	$13.42	$14.71	$18.48
Total return (B)	8.57	% (I)	2.99%	9.81%	3.05%	(19.94)%	41.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,996	$5,123	$10,514	$14,775	$16,480	$21,494
Ratios to average net assets (including interest expense) (F)
Expenses, before waiver and reimbursement (C)	3.16	% (J)	3.06%	2.86%	2.76%	2.65%	2.69%
Expenses, net waiver and reimbursement (C)	2.29	% (J)	2.34%	2.32%	2.28%	2.28%	2.28%
Net investment income (loss), before waiver and reimbursement (C,D)	(2.42	)% (J)	(2.02)%	(0.92)%	0.16%	(1.44)%	(1.37)%
Net investment income (loss), net waiver and reimbursement (C,D)	(1.54	)% (J)	(1.31)%	(0.38)%	0.64%	(1.07)%	(0.96)%
Portfolio turnover rate	36	% (I)	69%	17%	94%	54%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.40% (J)	2.26%	2.06%	2.01%	1.90%	1.94%
Expenses, net waiver and reimbursement (C)	1.53% (J)	1.53%	1.53%	1.53%	1.53%	1.53%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	3.15% (J)	3.00%	2.82%	2.76%	2.65%	2.69%
Expenses, net waiver and reimbursement (C)	2.28% (J)	2.28%	2.28%	2.28%	2.28%	2.28%

(G)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(H)	Represents an amount less than $0.01 per share.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period	$16.06		$15.48	$14.13	$15.26	$18.98	$11.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)		(0.04)	0.09	0.23	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	1.52		0.66	1.44	0.31	(3.60)	5.80
Total from investment operations	1.47		0.62	1.53	0.54	(3.61)	5.81
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.18)	—	—	—
From net realized gains on investments	(1.59)		—	—	(1.67)	(0.11)	(0.58)
From return of capital	—		(0.04)	—	—	—	—
Total distributions	(1.59)		(0.04)	(0.18)	(1.67)	(0.11)	(0.58)
Net asset value, end of period	$15.94		$16.06	$15.48	$14.13	$15.26	$16.92
Total return (B)	9.14	% (F)	4.00%	10.95%	4.05%	(19.15)%	42.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,793		$7,592	$18,722	$12,998	$17,044	$22,650
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.16	% (G)	2.03%	1.82%	1.75%	1.65%	1.69%
Expenses, net waiver and reimbursement (C)	1.29	% (G)	1.33%	1.30%	1.28%	1.28%	1.28%
Net investment income (loss), before waiver and reimbursement (C,D)	(1.41	)% (G)	(0.96)%	0.13%	1.15%	(0.44)%	(0.36)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.54	)% (G)	(0.26)%	0.64%	1.62%	(0.07)%	0.05%
Portfolio turnover rate	36	% (F)	69%	17%	94%	54%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.15% (G)	1.98%	1.79%	1.75%	1.65%	1.69%
Expenses, net waiver and reimbursement (C)	1.28% (G)	1.28%	1.28%	1.28%	1.28%	1.28%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period	$23.65		$23.68	$20.07		$17.42	$24.69	$20.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		(0.06)	0.01		0.06	0.01	(0.13)
Net realized and unrealized gain (loss) on investments	1.74		2.23	3.60	(H)	2.81	(0.62)	4.35
Total from investment operations	1.71		2.17	3.61		2.87	(0.61)	4.22
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.00	) (E)	—	—	—
From net realized gains on investments	(3.45)		(2.20)	—		(0.22)	(6.66)	—
Total distributions	(3.45)		(2.20)	(0.00)		(0.22)	(6.66)	—
Net asset value, end of period	$21.91		$23.65	$23.68		$20.07	$17.42	$24.69
Total return (B)	7.08	% (J)	9.15%	17.99%		16.55%	(6.77)%	20.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$60,428		$60,342	$65,255		$63,267	$65,337	$84,018
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement (F)	1.49	% (K)	1.51%	1.51%		1.52%	1.49%	1.48%
Expenses, net waiver and reimbursement (F)	1.38	% (K)	1.38%	1.38%		1.38%	1.38%	1.38%
Net investment income (loss), before waiver and reimbursement (F,G)	(0.37	)% (K)	(0.37)%	(0.10)%		0.19%	(0.05)%	(0.67)%
Net investment income (loss), net waiver and reimbursement (F,G)	(0.25	)% (K)	(0.24)%	0.03%		0.33%	0.06%	(0.58)%
Portfolio turnover rate	36	% (J)	92%	63%		79%	85%	116%

	Class C
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period	$20.22		$20.68	$17.66		$15.47	$22.74	$18.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.10)		(0.20)	(0.14)		(0.07)	(0.14)	(0.28)
Net realized and unrealized gain (loss) on investments	1.49		1.94	3.16	(H)	2.48	(0.47)	4.03
Total from investment operations	1.39		1.74	3.02		2.41	(0.61)	3.75
LESS DISTRIBUTIONS:
From net investment income	—		—	—		—	—	—
From net realized gains on investments	(3.45)		(2.20)	—		(0.22)	(6.66)	—
Total distributions	(3.45)		(2.20)	—		(0.22)	(6.66)	—
Net asset value, end of period	$18.16		$20.22	$20.68		$17.66	$15.47	$22.74
Total return (B)	6.70	% (J)	8.30%	17.10	% (I)	15.65%	(7.45)%	19.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$13,967		$15,409	$18,806		$25,098	$26,315	$36,180
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement (F)	2.24	% (K)	2.26%	2.26%		2.27%	2.24%	2.23%
Expenses, net waiver and reimbursement (F)	2.13	% (K)	2.13%	2.14%		2.13%	2.13%	2.13%
Net investment loss, before waiver and reimbursement (F,G)	(1.10	)% (K)	(1.12)%	(0.87)%		(0.56)%	(0.81)%	(1.43)%
Net investment loss, net waiver and reimbursement (F,G)	(0.99	)% (K)	(0.99)%	(0.74)%		(0.42)%	(0.70)%	(1.33)%
Portfolio turnover rate	36	% (J)	92%	63%		79%	85%	116%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	1.49% (K)	1.51%	1.51%	1.52%	1.49%	1.48%
Expenses, net waiver and reimbursement (F)	1.38% (K)	1.38%	1.38%	1.38%	1.38%	1.38%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	2.24% (K)	2.26%	2.26%	2.27%	2.24%	2.23%
Expenses, net waiver and reimbursement (F)	2.13% (K)	2.13%	2.13%	2.13%	2.13%	2.13%

(E)	Represents an amount less than $0.01 per share.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(J)	Not annualized.

(K)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2025	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
(Unaudited)
Net asset value, beginning of period	$24.25	$24.18	$20.52	$17.76	$25.00	$20.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	—	—	0.06	0.11	0.07	(0.08)
Net realized and unrealized gain (loss) on investments	1.79	2.27	3.68	(F)	2.87	(0.65)	4.41
Total from investment operations	1.79	2.27	3.74	2.98	(0.58)	4.33
LESS DISTRIBUTIONS:
From net investment income	—	—	(0.08)	—	—	—
From net realized gains on investments	(3.45)	(2.20)	—	(0.22)	(6.66)	—
Total distributions	(3.45)	(2.20)	(0.08)	(0.22)	(6.66)	—
Net asset value, end of period	$22.59	$24.25	$24.18	$20.52	$17.76	$25.00
Total return (B)	7.24	% (G)	9.38%	18.27%	16.85%	(6.54)%	20.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$41,481	$42,099	$44,900	$35,784	$34,899	$51,163
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement (D)	1.24	% (H)	1.26%	1.26%	1.27%	1.24%	1.23%
Expenses, net waiver and reimbursement (D)	1.13	% (H)	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss), before waiver and reimbursement (D,E)	(0.11	)% (H)	(0.12)%	0.17%	0.44%	0.18%	(0.43)%
Net investment income (loss), net waiver and reimbursement (D,E)	(0.00	)% (H)	0.01%	0.30%	0.58%	0.29%	(0.33)%
Portfolio turnover rate	36	% (G)	92%	63%	79%	85%	116%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	1.24% (H)	1.26%	1.26%	1.27%	1.24%	1.23%
Expenses, net waiver and reimbursement (D)	1.13% (H)	1.13%	1.13%	1.13%	1.13%	1.13%

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2025

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-five series. These financial statements include the following five series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Buying Fund (“Insider Buying”)		Long-term capital appreciation
Catalyst Energy Infrastructure Fund (“Energy Infrastructure”)	SL Advisors, LLC (“SL”)	Current income and capital appreciation
Catalyst/MAP Global Equity Fund (“Global Equity”)	Managed Asset Portfolios, LLC (“MAP”)	Long-term capital appreciation
Catalyst/Lyons Tactical Allocation Fund (“Tactical Allocation”)	Lyons Wealth Management, LLC (“Lyons”)	Long-term capital appreciation
Catalyst Dynamic Alpha Fund (“Dynamic Alpha”)	Cookson, Peirce & Co., Inc. (“CP”)	Long-term capital appreciation

Energy Infrastructure and Dynamic Alpha are each non-diversified series of the Trust and Insider Buying, Global Equity, and Tactical Allocation are each diversified series of the Trust.

Each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and is in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)       Operating Segments - The Funds have adopted FASB 2023-07, Segment Reporting Topic 280 - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio manager(s) and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

b)       Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies (‘the “closed-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end funds purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the Rule 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025, for each Fund’s assets and liabilities measured at fair value:

Insider Buying
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$15,393,670	$15,393,670	$—	$—
U.S. Government & Agencies	1,999,778	1,999,778	—	—
Total Return Swap (c)	160,243	—	160,243	—
Short-Term Investment	350,199	350,199	—	—
Total	$17,903,890	$17,743,647	$—	$—
Collateral for Securities Loaned(b)	19,352
Total Assets	$17,923,242

Energy Infrastructure
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$327,634,770	$327,634,770	$—	$—
Total Assets	$327,634,770	$327,634,770	$—	$—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Global Equity
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$79,287,112	$79,287,112	$—	$—
Exchange-Traded Funds	4,131,908	4,131,908	—	—
Preferred Stocks	1,683,914	1,683,914	—	—
Short-Term Investment	213,921	213,921	—	—
Total Assets	$85,316,855	$85,316,855	$—	$—

Tactical Allocation
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$17,636,017	$17,636,017	$—	$—
Short-Term Investment	244,231	244,231	—	—
Total Assets	$17,880,248	$17,880,248	$—	$—

Dynamic Alpha
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$115,271,082	$115,271,082	$—	$—
Short-Term Investment	817,651	817,651	—	—
Total	$116,088,733	$116,088,733	$—	$—
Collateral for Securities Loaned (b)	5,798,450
Total Assets	$121,887,183

The Funds did not hold any Level 3 securities during the period.

(a)	Refer to the Schedule of Investments for industry security classifications.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

(c)	Amounts shown are cumulative net unrealized appreciation/depreciation on total return swaps contracts open as of December 31, 2025.

c)       Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options).

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Swap Agreements – Insider Buying has entered into total return swap transactions for investment purposes. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized appreciation to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Consolidation of Subsidiary – CIBF Fund Limited (“CIBF-CBC”) – The Consolidated Schedules of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of Insider Buying include the accounts of CIBF-CFC, which is a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

Insider Buying may invest up to 25% of its total assets in CIBF-CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Insider Buying Fund’ investment in CIBF-CFC is as follows:

	Inception Date of	CFC Net Assets at	% of Total Net Assets at
	CFC	December 31, 2025	December 31, 2025
CIBF-CFC	11/5/2024	$2,903,400	15.57%

For tax purposes, CIBF-CFC is an exempted Cayman investment company. CIBF-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, CIBF-CFC is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, CIBF-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in Insider Buying’s investment company taxable income.

CIBC-CFC utilizes commodity-based derivative products to facilitate Insider Buying’s pursuit of its investment objectives.

In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, each Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risk - Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural environmental or man-made disasters; tariffs and trade wars; climate-change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; tariffs and trade wars; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Derivatives Risk - Even a small investment in derivatives (including a Fund’s exposure to futures, forwards and options) may give rise to leverage risk (which can increase volatility and magnify a Fund’s potential for loss), counterparty risk (the risk that a counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments), and can have a significant impact on a Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (a Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

Swaps Risk - Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund’s losses. The costs of investing in swaps will be indirectly paid by a Fund.

Wholly-Owned Subsidiary Risk - By investing in CIBF-CFC, Insider Buying is indirectly exposed to the commodities risks associated with CIBF-CFC’s investments in commodity-related instruments. Shareholders of Insider Buying are indirectly subject to the principal risks of CIBF-CFC by virtue of Insider Buying’s investment in CIBF-CFC. There can be no assurance that CIBF-CFC’s investments will contribute to Insider Buying’s returns. CIBF-CFC is not registered under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of Insider Buying and/or CIBF-CFC to operate as described in this Prospectus and could adversely affect Insider Buying, such as by reducing Insider Buying’s investment returns. Insider Buying and CIBF-CFC are “commodity pools” under the U.S. Commodity Exchange Act, and the Advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to Insider Buying and CIBF-CFC and subject each to CFTC penalties if reporting was found to be deficient.

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2025, were as follows:

				Fair value of asset/liability
Fund	Derivative	Risk Type	Location of derivatives on Statements of Assets and Liabilities	derivatives
Insider Buying
	Total Return Swap	Commodity, Currency	Unrealized appreciation on swap contracts	$160,243
			Totals	$160,243

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2025, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Insider Buying
	Total Return Swap	Commodity, Currency	Net realized loss on swap contracts	$(55,502)
	Total Return Swap	Commodity, Currency	Net change in unrealized appreciation on swap contracts	335,912
			Totals	$280,410

As of December 31, 2025, the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Fund’s assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2025:

		Gross Amounts of	Derivatives available for		Financial Instruments	Cash Collateral
Insider Buying	Counterparty	Recognized Assets	Offset	Net Amounts of Assets	Pledged	Received (1)	Net Amount
Description of Asset:
Total Return Swap	CIBC	$160,243	$—	$160,243	—	$—	$160,243
Total		$160,243	$—	$160,243	—	$—	$160,243

(1)	Excess collateral is not shown on this table.

d)       Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to its own specific risks, but the advisor and/or sub-advisor expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Funds.

e)       Federal Income Tax - The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2025, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2025, the Funds did not incur any interest or penalties. As required, the Trust’s officers have analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2023-2025 for the Funds) or expected to be taken in 2026 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

f)       Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

g)       Energy Infrastructure typically concentrates its investments in the energy sector and, therefore, is more susceptible to energy sector risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund. The Energy Infrastructure Fund has a tax year end of November 30.

h)       Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

i)       Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

j)       Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Buying	Annually	Annually
Energy Infrastructure	Monthly	Annually
Global Equity	Annually	Annually
Tactical Allocation	Annually	Annually
Dynamic Alpha	Annually	Annually

k)       Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

l)       Indemnification - The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

m)       Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint where you do not pay an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. There were no CDSC fees paid by the shareholders of the Funds.

n)       Cash – Each Fund considers its investment in an FDIC insured interest bearing savings account to be cash. Each Fund maintains cash balances, which, at times, may exceed federally insured limits. Each Fund maintains these balances with a high quality financial institution.

o)       Distributions from REITs — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

(2) INVESTMENT TRANSACTIONS

For the six months ended December 31, 2025, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Insider Buying	$7,079,291	$5,974,477	$—	$—
Energy Infrastructure	14,567,824	71,472,773	—	—
Global Equity	13,597,171	12,404,287	—	—
Tactical Allocation	6,531,348	10,482,029	—	—
Dynamic Alpha	42,912,489	53,346,441	—	—

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Advisor acts as investment advisor for the Funds pursuant to the terms of an investment advisory agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each Fund’s investment sub-advisor is responsible for the day-to-day operation of its portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor and the Trust, with respect to the Funds, have entered into Expense Limitation Agreements (the “Expense Limitation”) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to ensure total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory inquiry and litigation expenses) do not exceed the expense limitation shown in the table below, based each Fund’s average daily net assets.

For the six months ended December 31, 2025, the Advisor waived investment advisory fees. The Advisor may recapture a portion of the waived amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver or at the time of the reimbursement, no later than the dates as stated below:

	Investment					Investment Advisory
	Advisory	Expense Limitation				Fee Waived and/or
Fund	Agreement	Cl A	Cl C	Cl I	Expires	Reimbursed
Insider Buying	1.00%	1.53%	2.28%	1.28%	10/31/2026	$64,090
Energy Infrastructure	1.25%	1.68%	2.43%	1.43%	10/31/2026	108,802
Global Equity	1.00%	1.21%	1.96%	0.96%	10/31/2026	148,431
Tactical Allocation	1.25%	1.53%	2.28%	1.28%	10/31/2026	82,057
Dynamic Alpha	1.00%	1.38%	2.13%	1.13%	10/31/2026	68,808

	Recapture Expires
	No Later Than June 30,
Fund	2026	2027	2028
Insider Buying	$114,421	$111,701	$150,325
Energy Infrastructure	145,542	126,735	83,422
Global Equity	285,664	291,573	309,046
Tactical Allocation	175,583	170,596	184,483
Dynamic Alpha	172,829	154,667	158,458

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and Mfund (the “Management Services Agreement”), an affiliate of the Advisor, Mfund provides the Funds with various management and legal administrative services. For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement between the Trust and Mfund (the “Compliance Services Agreement”), MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance Officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

For the six months ended December 31, 2025, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Buying	$15,377	$3,172
Energy Infrastructure	49,404	147,519
Global Equity	15,026	30,206
Tactical Allocation	9,039	22,543
Dynamic Alpha	78,360	75,922

(4) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including derivatives), and its respective gross unrealized appreciation and depreciation at December 31, 2025 (except for Energy Infrastructure in which its tax period-ended November 30, 2025 cost has been adjusted for December 31, 2025 activity), were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Buying	$15,881,697	$2,491,620	$(610,318)	$1,881,302
Energy Infrastructure	262,118,833	78,507,232	(12,991,295)	65,515,937
Global Equity	62,002,882	24,782,949	(1,468,976)	23,313,973
Tactical Allocation	14,290,542	3,866,860	(277,154)	3,589,706
Dynamic Alpha	87,426,388	36,136,417	(1,675,622)	34,460,795

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2025 and June 30, 2024 (for the period ended November 30, 2024 and November 30, 2023 for the Energy Infrastructure Fund) was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2025	Income	Capital Gains	Capital	Total
Insider Buying	$—	$—	$—	$—
Energy Infrastructure	—	—	16,626,844	16,626,844
Global Equity	2,807,464	3,093,385	—	5,900,849
Lyons Tactical Allocation	—	—	24,702	24,702
Dynamic Alpha	—	11,568,875	—	11,568,875

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2024	Income	Capital Gains	Capital	Total
Insider Buying	$—	$—	$—	$—
Energy Infrastructure	3,723,004	—	12,342,871	16,065,875
Global Equity	1,380,160	442,784	—	1,822,944
Lyons Tactical Allocation	208,446	—	—	208,446
Dynamic Alpha	142,824	380	—	143,204

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows (except for Energy Infrastructure in which its November 30, 2024 components of distributable earnings have been adjusted for June 30, 2025 activity):

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Insider Buying	$—	$—	$(60,308)	$(45,875,341)	$—	$3,048,531	$(42,887,118)
Energy Infrastructure	—	—	—	(5,587,581)	—	148,278,634	142,691,053
Global Equity	1,021,081	1,757,635	—	—	—	21,408,309	24,187,025
Tactical Allocation	—	—	(205,767)	(127,144)	—	4,317,932	3,985,021
Dynamic Alpha	—	9,178,482	(316,340)	—	—	32,039,396	40,901,538

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and adjustments for partnerships, grantor trusts and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Insider Buying	$60,308
Energy Infrastructure	—
Global Equity	—
Tactical Allocation	85,023
Dynamic Alpha	316,340

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Insider Buying	$—
Energy Infrastructure	—
Global Equity	—
Tactical Allocation	120,744
Dynamic Alpha	—

At June 30, 2025, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows (except for the Energy Infrastructure Fund in which its November 30, 2024 capital loss carryforwards are as follows):

	Short-Term	Long-Term
	Non-Expiring	Non-Expiring	Total	CLCF Utilized
Insider Buying	$45,750,472	$124,869	$45,875,341	$1,882,273
Energy Infrastructure	5,587,581	—	5,587,581	20,196,480
Global Equity	—	—	—	—
Tactical Allocation	127,144	—	127,144	1,343,465
Dynamic Alpha	—	—	—	—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

During the fiscal period ended June 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, accumulated losses from the Funds’ wholly owned subsidiaries, the use of tax equalization credits and distributions in excess resulted in reclassifications for the Funds for the fiscal year ended June 30, 2025 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Insider Buying	$(1,664,463)	$1,664,463
Energy Infrastructure	(641,537)	641,537
Global Equity	392,654	(392,654)
Tactical Allocation	(91,721)	91,721
Dynamic Alpha	1,952,298	(1,952,298)

(6) LINE OF CREDIT

The Funds have a $200,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line has an interest rate of the Prime Rate with a maturity of January 20, 2027. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2025, the Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Interest	Average	Number of Days	Borrowings
	Outstanding	Expense (1)	Interest Rate	Outstanding	12/31/2025
Insider Buying	$29,000	$6	7.50%	1	$—
Energy Infrastructure	718,573	11,755	7.23%	82	143,000
Global Equity	174,500	262	6.75%	8	—
Tactical Allocation	127,420	1,231	7.01%	50	—
Dynamic Alpha	1,086,000	417	7.13%	2	—

(1)	Includes only Interest Expense related to Line of Credit for the six months ended December 31, 2025 and may not tie back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7) SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds’ collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The below table shows the collateral held by the relevant Funds at the six months ended December 31, 2025.

			Percentage of
	Market Value of		Total
	Loaned	Market Value	Investment
Fund	Securities	of Collateral	Income
Insider Buying	$18,578	$19,352	2.52%
Dynamic Alpha	5,633,462	5,798,450	2.68%

Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31,2025.

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Assets	Liabilities	& Liabilities	Instruments (1)	Received (1)	Net Amount
Insider Buying
Assets
Securities Loaned	US Bank	$18,578	$—	$18,578	$(18,578)	$—	$—

Dynamic Alpha
Assets
Securities Loaned	US Bank	$5,633,462	$—	$5,633,462	$(5,633,462)	$—	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral received.

(8) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Energy	Global	Dynamic
Owner	Infrastructure	Equity	Alpha
LPL Financial, LLC *	38.1%	—	—
Charles Schwab & Co., Inc. *	—	40.0%	36.8%

*	These owners are comprised of multiple investors and accounts.

(9) ACCOUNTING PRONOUNCEMENT

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

(10) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Trust’s Officers have determined no events or transactions occurred requiring adjustment or disclosure in the financial statements.

On January 29, 2026, the sub-advisory agreement with respect to Catalyst/Lyons-Tactical Allocation Fund was terminated and the Fund was renamed “Catalyst Tactical Allocation Fund.”

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 3/10/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 3/10/2026

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 3/10/2026